Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	REVIVA PHARMACEUTICALS HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Nov. 12, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38634
Entity, Tax Identification Number	85-4306526
Entity, Address, Address Line One	10080 N Wolfe Road
Entity, Address, Address Line Two	Suite SW3-200
Entity, Address, City or Town	Cupertino
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	501-8881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001742927